Income Tax Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Income Tax [Abstract]
Summary of Information about Components of Tax Expense Income

	Years ended December 31,
	2022	2023	2024
US CIT
— current year	$1	$10	$259
— over-provision in respect of prior years	—	—	—
Deferred tax (Note 18)	—	—	—
	$1	$10	$259

Summary of Income Tax Expense Income Reconciled to Loss Before Taxation as Per Consolidated Statements

The income tax (credit) expense for the years ended December 31, 2022, 2023 and 2024 can be reconciled to the loss before taxation per the consolidated statements of loss and other comprehensive loss as follows:

	Years ended December 31,
	2022	2023	2024
Loss before taxation	$(240,810)	$(172,591)	$(53,599)
Tax at the US federal tax rate of 21%	(50,570)	(36,244)	(11,253)
Tax effect of expenses not deductible for tax purpose	45,739	568	332
Tax effect of income not taxable for tax purpose	(257)	—	—
Tax effect of additional qualified expenses deductible for tax purpose (note)	(1,517)	(741)	(919)
Tax effect of R&D Credits	—	(2,311)	623
Tax effect of tax losses not recognized	7,027	10,277	5,513
Tax effect of foreign tax differential rates	(421)	28,461	3,828
Tax effect of intangible impairment	—	—	2,135
Income tax expense for the year	$1	$10	$259